Offerings	Oct. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.01 per share
Fee Rate	0.0087%
Offering Note	An indeterminate amount of securities is being registered as may from time to time be offered hereunder at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrants are deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Shares of Preferred Stock, par value $0.01 per share
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	(a) See Offering Note 1. (b) Pursuant to Rule 457(g) under the Securities Act of 1933, as amended, no separate registration fee is required with respect to the warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(a) See Offering Note 1. (b) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is required with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	See Offering Note 1.